BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION
3.	BASIS OF PRESENTATION

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with the instructions to Form 10-Q and therefore do not include all information and footnotes necessary for a fair presentation of financial position, results of operations and cash flows in conformity with accounting principles generally accepted in the United States of America (“GAAP”); however, such information reflects all adjustments consisting solely of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the results for the interim periods. Certain prior year amounts have been reclassified to conform with the presentation of amounts for the three and six months ended May 31, 2021.

The unaudited Condensed Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements and notes thereto together with management’s discussion and analysis of financial condition and results of operations contained in Byrna Technologies Inc.’s (“Byrna” or the “Company”) annual report on Form 10-K for the year ended November 30, 2020. In the opinion of management, the accompanying unaudited Condensed Consolidated Financial Statements, the results of its operations for the three and six months ended May 31, 2021 and 2020, and its cash flows for the six months ended May 31, 2021 and 2020 are not necessarily indicative of results to be expected for the full year.

3. BASIS OF PRESENTATION

These consolidated financial statements for the years ended November 30, 2020 and 2019 include the accounts of the Company and its subsidiaries SDI Canada through the date of its dissolution, Byrna South Africa, and Roboro since the date of its acquisition. These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the presentation of amounts for the year ended November 30, 2020.